Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives	$ 11	$ (2)	$ (49)
Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income	2	8	0
Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income	0	2	(16)
Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income	0	0	(18)
Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income	(4)	10	(11)
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(328)	(197)	(323)
Gain or (loss) recognized on hedged item	330	190	320
Interest rate contracts | Securities available-for-sale | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	284	82	49
Gain or (loss) recognized on hedged item	(273)	(97)	(50)
FX contracts | Securities available-for-sale
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) from Components Excluded from Assessment of Fair Value Hedge Effectiveness, Net	1
FX contracts | Securities available-for-sale | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(2)	0	0
Gain or (loss) recognized on hedged item	2	$ 0	$ 0
Securities available-for-sale | FX contracts
Derivative Instruments, Gain (Loss) [Line Items]
Hedged financial instruments	$ 147